Balance Sheet Components - Accounts Receivables, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components
Accounts receivable	$ 36,143	$ 12,330	$ 21,902
Allowance for doubtful accounts	(875)	(467)	(357)
Accounts receivable, net	$ 35,268	$ 11,863	$ 21,545